Segment reporting (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of segment
		Year ended December 31, 2019
	Consumer loan repayment and collection management services	Loan recommendation services	Prepaid payment network services	Others	Total

Revenue	3,618,823	260,388	86,052	-	3,965,263
Operating expenses	1,111,395	154,222	262,426	-	1,528,043
Income (loss) from operations	2,507,428	106,166	(176,374)	-	2,437,220
Income tax expense (benefit)	628,913	26,291	(43,842)	-	611,362
Net income (loss)	1,886,956	79,875	(132,478)	-	1,834,353
Depreciation and amortization	20,643	-	36,379	-	57,022
Capital expenditure	-	-	-	-	-
Total assets	864,698	258,176	709,201	-	1,832,075

		Year ended December 31, 2020
	Consumer loan repayment and collection management services	Loan recommendation services	Prepaid payment network services	Others	Total

Revenue	1,074,734	2,087,717	432,958	-	3,595,409
Operating expenses	422,963	821,624	170,392	-	1,414,979
Income from operations	651,771	1,266,093	262,566	-	2,180,430
Income tax expense	177,169	344,159	71,373	-	592,701
Net income	474,496	921,728	191,151	-	1,587,375
Depreciation and amortization	6,836	11,521	35,163	-	53,520
Capital expenditure	-	-	-	-	-
Total assets	694,874	1,174,137	915,577	-	2,784,588

		Year ended December 31, 2021
	Consumer loan repayment and collection management services	Loan recommendation services	Prepaid payment network services	Others	Total

Revenue	156,062	928,565	1,177,822	-	2,262,449
Operating expenses	508,772	20,717	236,039	2,275,887	3,041,415
Income (loss) from operations	(352,710)	907,848	941,783	(2,275,887)	(778,966)
Income tax expense	14,783	109,732	132,827	-	257,342
Net income (loss)	(367,692)	798,054	754,814	(2,278,417)	(1,093,241)
Depreciation and amortization	1,347	9,997	51,627	-	62,971
Capital expenditure	-	-	6,722	-	6,722
Total assets	(3,715,787)	4,011,568	1,629,846	$15,441,081	17,366,708